SIGNIFICANT ACCOUNTING POLICIES- Restricted cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Abstract]
Term deposit	$ 110	$ 82
Financial guarantee	3,700	7,900
Other restricted cashes	$ 27,700	$ 36,200